Credit Facility (Tables)	12 Months Ended
Dec. 31, 2022
Credit Facility [Abstract]
Schedule of credit facility
	As of December 31,	As of December 31,
	2022	2021
Revolving credit facility	—	60,000
Interest payable on revolving credit facility	—	2
	—	60,002